FINANCIAL INSTRUMENTS AND RISK MANAGEMENT - Interest Bearing Liabilities (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Interest bearing liabilities
Deferred and contingent acquisition consideration	$ 36	$ 92	$ 91
Interest payable on deferred acquisition consideration	$ 0
Floating rate | Weighted average
Interest bearing liabilities
Interest rate	6.00%	3.00%
Gross borrowings
Interest bearing liabilities
Financial liabilities	$ (2,885)	$ (2,676)
Gross borrowings | US Dollar
Interest bearing liabilities
Financial liabilities	(2,324)	(2,159)
Gross borrowings | Other currencies
Interest bearing liabilities
Financial liabilities	(561)	(517)
Currency swaps
Interest bearing liabilities
Financial liabilities	(548)	(369)
Currency swaps | US Dollar
Interest bearing liabilities
Financial liabilities	(329)	(163)
Currency swaps | Other currencies
Interest bearing liabilities
Financial liabilities	(219)	(206)
Interest swaps
Interest bearing liabilities
Financial liabilities		(13)
Interest swaps | Other currencies
Interest bearing liabilities
Financial liabilities		(13)
Total liabilities
Interest bearing liabilities
Financial liabilities	(3,433)	(3,058)
Total liabilities | US Dollar
Interest bearing liabilities
Financial liabilities	(2,653)	(2,322)
Total liabilities | Other currencies
Interest bearing liabilities
Financial liabilities	(780)	(736)
Total liabilities | Floating rate
Interest bearing liabilities
Financial liabilities	(852)	(413)
Total liabilities | Floating rate | US Dollar
Interest bearing liabilities
Financial liabilities	(628)	(193)
Total liabilities | Floating rate | Other currencies
Interest bearing liabilities
Financial liabilities	(224)	(220)
Total liabilities | Fixed rate
Interest bearing liabilities
Financial liabilities	(2,581)	(2,645)
Total liabilities | Fixed rate | US Dollar
Interest bearing liabilities
Financial liabilities	$ (2,025)	$ (2,129)
Total liabilities | Fixed rate | US Dollar | Weighted average
Interest bearing liabilities
Interest rate	2.70%	2.70%
Time for which rate is fixed	5 years 1 month 6 days	5 years 10 months 24 days
Total liabilities | Fixed rate | Other currencies
Interest bearing liabilities
Financial liabilities	$ (556)	$ (516)